PRUDENTIAL MUTUAL FUNDS

Supplement dated June 27, 2003

__________________________________________________________________________

The information in this supplement supersedes any contrary information that may be contained either in the prospectus to which this supplement relates or in the statement of additional information that corresponds to each of the Funds listed below.

Effective on or about July 1, 2003, investment products and services previously offered through Prudential Securities Incorporated are offered through Prudential Securities, a division of Wachovia
Securities, LLC. Other than with respect to historical data, any reference to Prudential Securities or Prudential Securities
Incorporated in this material is a reference to the Prudential
Securities Division of Wachovia Securities, LLC. Wachovia Securities, LLC is owned, indirectly through subsidiaries, 38 percent by Prudential Financial, Inc. and 62 percent by Wachovia Corporation. Prudential, Pru and Rock logo marks are owned by The Prudential Insurance Company of America and are used herein under license.


Fund Name						Date of Prospectus/SAI
Prudential California Municipal Fund  			October 24, 2002
	California Income Series
	California Money Market Series
	California Series
Cash Accumulation Trust					November 25, 2002
	Liquid Assets Fund
	National Money Market Fund
COMMAND Government Fund					October 21, 2002
COMMAND Money Fund					October 21, 2002
COMMAND Tax-Free Fund					October 21, 2002
Prudential Core Investment Fund				March 26, 2003
Prudential Equity Fund, Inc. 				February 28, 2003
Prudential Europe Growth Fund, Inc. 			June 26, 2002
Prudential Global Total Return Fund, Inc. 		February 28, 2003
Prudential Government Income Fund, Inc. 		May 1, 2003
Prudential Government Securities Trust 			January 31, 2003
	Money Market Series
	U.S. Treasury Money Market Series
Prudential High Yield Fund, Inc. 			February 28, 2003
Prudential Institutional Liquidity Portfolio, Inc.	May 28, 2003
Prudential Index Series Fund
	Prudential Stock Index Fund			November 27, 2002
The Prudential Investment Portfolios, Inc.
	Prudential Active Balanced Fund  		November 27, 2002
	Prudential Jennison Growth Fund     		November 27, 2002
	Prudential Jennison Equity Opportunity Fund 	November 27, 2002
Prudential MoneyMart Assets, Inc. 			February 27, 2003
Prudential Municipal Bond Fund 				June 28, 2002
	High Income Series
	Insured Series
Prudential Municipal Series Fund 			October 24, 2002
Florida Series
New Jersey Money Market Series
New Jersey Series
New York Money Market Series
New York Series
Pennsylvania Series
Prudential National Municipals Fund, Inc. 		February 28, 2003
Prudential Natural Resources Fund, Inc.			July 30, 2002
Prudential Pacific Growth Fund, Inc. 			December 30, 2002
Prudential Real Estate Securities Fund			May 28, 2003
Prudential Sector Funds, Inc.
	Prudential Financial Services Fund		January 29, 2003
	Prudential Health Sciences Fund     		January 29, 2003
	Prudential Technology Fund     			January 29, 2003
	Prudential Utility Fund				January 29, 2003
Prudential Short-Term Bond Fund, Inc. 			February 19, 2003
	Prudential Short-Term Corporate Bond Fund
	Dryden Ultra Short Bond Fund
Prudential Small Company Fund, Inc.			November 27, 2002
Special Money Market Fund, Inc.				August 27, 2002
Prudential Tax-Free Money Fund, Inc. 			February 27, 2003
Prudential Tax-Managed Small-Cap Fund, Inc. 		December 30, 2002
Prudential Tax-Managed Funds  				December 30, 2002
	Prudential Tax-Managed Equity Fund
Prudential Total Return Bond Fund, Inc. 		February 28, 2003
Prudential 20/20 Focus Fund				March 28, 2003
Prudential U.S. Emerging Growth Fund, Inc.		December 30, 2002
Prudential Value Fund					December 30, 2002
Prudential World Fund, Inc. 				December 30, 2002
	Prudential Global Growth Fund
	Prudential Jennison International Growth Fund
	Prudential International Value Fund
The Prudential Series Fund, Inc.			May 1, 2003


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